UNITED STATES                 -----------------------------
                                                           OMB APPROVAL
                                                   -----------------------------
           SECURITIES AND EXCHANGE COMMISSION      OMB Number:         3235-0456
                 Washington, D.C. 20549            Expires:      August 31, 2000
                                                   Estimated average burden
                                                   hours per response..........1
                                                   -----------------------------
                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form.

--------------------------------------------------------------------------------
    1.      Name and address of issuer:

            PaineWebber America Fund
            1285 Avenue of the Americas
            New York, NY 10019

--------------------------------------------------------------------------------
    2. The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
            classes):                                                      /x/

--------------------------------------------------------------------------------
    3.      Investment Company Act File Number:

               811-3502

            Securities Act File Number:

               2-78626

--------------------------------------------------------------------------------
   4(a).    Last day of fiscal year for which this Form is filed:

               August 31, 1998

--------------------------------------------------------------------------------
    4(b). / /   Check box if this Form is being filed late (i.e., more than
                90 calendar days after the end of the issuer's fiscal year).
                (See Instruction A.2)

    NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

--------------------------------------------------------------------------------
    4(c). / /   Check box if this is the last time the issuer will be filing this Form.

--------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------------------
      5. Calculation of registration fee:

         (i)    Aggregate sale price of securities sold                                         $   572,339,975
                during the fiscal year pursuant to section                                      ---------------
                24(f):

         (ii)  Aggregate price of securities redeemed
               or repurchased during the fiscal year                $   405,755,914
                                                                     --------------

        (iii)   Aggregate price of securities redeemed
                or repurchased during any PRIOR fiscal
                year ending no earlier than October 1,
                1995 that were not previously used to
                reduce registration fees payable to the             $   143,307,215
                Commission:                                          --------------


         (iv)   Total available redemption credits [add Items 5(ii) and 5(iii)]:               -$   549,063,129
                                                                                                 --------------


         (v)    Net sales - if item 5(i) is greater than
                Item 5(iv)[subtract item 5(iv) from Item                                        $    23,276,846
                5(i)]:                                                                           --------------



     ----------------------------------------------------------------------------------
         (vi)   Redemption credits available for use in
                future years -- if Item 5(i) is less than           $(          0)
                5(i)]:                                                -----------
     ----------------------------------------------------------------------------------

         (vii)  Multiplier for determining registration
                fee (See Instruction C.9):                                                     X$      0.000278
                                                                                                 --------------


         (viii) Registration fee due [multiply Item 5(v)
                (enter "0" if no fee is
                due):                                                                          =$      6,470.96
                                                                                                 --------------

-----------------------------------------------------------------------------------------------------------------------
      6.    Prepaid Shares

            If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 9,780,720.  If there
                                                                                            ---------
            is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: NONE.

-----------------------------------------------------------------------------------------------------------------------
     7.    Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):
                                                                                               +$             0
                                                                                                 --------------
-----------------------------------------------------------------------------------------------------------------------
      8.   Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


                                                                                               =$      6,470.96
                                                                                                 --------------
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
     9.  Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

           November 24, 1998

                 Method of Delivery:

                             |X|   Wire Transfer

                             | |   Mail or other means

-----------------------------------------------------------------------------------------------------------------------

                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ John J. Lee
                              ---------------------------------
                              JOHN J. LEE
                              VICE PRESIDENT AND ASSISTANT TREASURER

Date: NOVEMBER 24, 1998

      *Please print the name and title of the signing officer below the signature.